Segment Analysis - Summary of Analysis of Revenue by Type (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	£ 7,355	£ 6,895	£ 5,971
Subscriptions [member]
Disclosure of products and services [line items]
Revenue	3,808	3,618	3,123
Transactional [member]
Disclosure of products and services [line items]
Revenue	3,449	3,163	2,736
Advertising [member]
Disclosure of products and services [line items]
Revenue	£ 98	£ 114	£ 112